February 26, 2008

U.S. Securities & Exchange Commission Attn: Filing Desk 100 F Street, N.E. Washington, DC 20549


RE: Vanguard Malvern Funds (the "Trust")
       File No. 33-23444

Ladies and Gentlemen:

Enclosed is the 35th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this amendment are (1) to disclose the removal of Grantham, Mayo, Van Otterloo & Co., LLC as an adviser of Vanguard U.S. Value Fund a series of the Trust, and the hiring of The Vanguard Group, Inc. as an advisor to the Fund, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated an effective date of April 29, 2008 for this amendment. Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate the same effective date as the 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-2398.


Sincerely,



Barry A. Mendelson
Principal
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission